Trade and other receivables (Details Textual) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)
Factoring of receivables [member]
Factoring of receivables [Line Items]
Trade Receivables Derecognised Pursuant To Sale To The Bank	₨ 9,049	$ 120	₨ 7,592	$ 110